FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of credit risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Maximum exposure to credit risk	$ 22,394	$ 44,383
Cash
Credit risk
Maximum exposure to credit risk	14,433	13,979
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	3,905	2,260
Other accounts receivable
Credit risk
Maximum exposure to credit risk	2,570	2,053
Promissory Notes
Credit risk
Maximum exposure to credit risk	0	20,000
Other long term receivables
Credit risk
Maximum exposure to credit risk	0	2,000
Contract assets
Credit risk
Maximum exposure to credit risk	$ 1,486	$ 4,091